Segmental analyses - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
New Categories
Disclosure Of Products And Services [Line Items]
Revenue		3,432	3,347	2,894
New Categories | Vapour
Disclosure Of Products And Services [Line Items]
Revenue		1,721	1,812	1,436
New Categories | HP
Disclosure Of Products And Services [Line Items]
Revenue		921	996	1,060
New Categories | Modern Oral
Disclosure Of Products And Services [Line Items]
Revenue		790	539	398
Traditional Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,092	1,163	1,209
Combustibles
Disclosure Of Products And Services [Line Items]
Revenue		20,685	22,108	23,030
Other
Disclosure Of Products And Services [Line Items]
Revenue		£ 658	£ 665	£ 522

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.